Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Line Items]
Schedule Of Restricted Shares/Options Activity

Number of
Restricted
Shares/Options
Beginning outstanding January 1, 2009	2,457,098
Forfeitures	(245,738)
Ending outstanding December 31, 2009	2,211,360

Beginning outstanding January 1, 2010	2,211,360
Exercises of Cerberus Funds shares/options for direct
holdings of AerCap shares	(1,465,395)
Ending outstanding December 31, 2010	745,965

Beginning outstanding January 1, 2011	745,965
Forfeitures	—
Ending outstanding December 31, 2011	745,965

Summary Of NV Equity Plan Activity

		Weighted Average
	Number of Options	Exercise Price
Options outstanding at January 1, 2009	2,887,500	NA
Forfeitures	(312,500)	NA
Options outstanding at December 31, 2009	2,575,000	NA

Options outstanding at January 1, 2010	2,575,000	NA
Forfeitures	(612,500)	NA
Options issued during year	321,041	22.54
Options outstanding at December 31, 2010	2,283,541	NA

Options outstanding at January 1, 2011	2,283,541	NA
Forfeitures	(150,000)	NA
Options exercised during year	(100,000)	2.95
Options issued during year	23,662	11.29
Options outstanding at December 31, 2011	2,057,203	NA

Stock Options [Member]
Share-Based Compensation [Line Items]
Schedule Of Stock Option Assumptions

Volatility	38.25% - 39.90%
Expected life	5.00 - 5.93 years
Risk-free interest rate	4.67% - 4.72%
Dividend yield rate	0.00%

NV Equity Plan [Member]
Share-Based Compensation [Line Items]
Schedule Of Stock Option Assumptions

Volatility	33.92% - 38.42%
Expected life	5.33 - 6.53 years
Risk-free interest rate	1.89% - 4.20%
Dividend yield rate	0.00%